Note 10 - Capital Stock	12 Months Ended
Nov. 30, 2018
Stockholders' Equity Note [Abstract]
Capital Stock

Authorized, issued and outstanding

(a)	The Company is authorized to issue an unlimited number of common shares, all without nominal or par value and an unlimited number of preference shares. As at November 30, 2018, the Company had 18,252,243 (November 30, 2017 – 3,470,451; November 30, 2016 – 2,978,999) common shares issued and outstanding and no preference shares issued and outstanding. As of November 30, 2018, there were 1,030,000 common shares to be issued due to exercise of 2018 Pre-Funded Warrants (as defined below), which were issued subsequently in December 2018.

Two officers and directors of IPC owned directly and through their family holding company (“Odidi Holdco”) 578,131 (2017 – 578,131) common shares or approximately 3% (2017 – 17%) of IPC.

Each common share of the Company entitles the holder thereof to one vote at any meeting of shareholders of the Company, except meetings at which only holders of a specified class of shares are entitled to vote.

Holders of common shares of the Company are entitled to receive, as and when declared by the board of directors of the Company, dividends in such amounts as shall be determined by the board.

The holders of common shares of the Company have the right to receive the remaining property of the Company in the event of liquidation, dissolution, or winding-up of the Company, whether voluntary or involuntary.

The preference shares may at any time and from time to time be issued in one or more series. The board of directors will, by resolution, from time to time, before the issue thereof, fix the rights, privileges, restrictions and conditions attaching to the preference shares of each series. Except as required by law, the holders of any series of preference shares will not as such be entitled to receive notice of, attend or vote at any meeting of the shareholders of the Company. Holders of preference shares will be entitled to preference with respect to payment of dividends and the distribution of assets in the event of liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, or any other distribution of the assets of the Company among its shareholders for the purpose of winding up its affairs, on such shares over the common shares of the Company and over any other shares ranking junior to the preference shares.

(b)	In November 2013, the Company entered into an equity distribution agreement with Roth Capital Partners, LLC (“Roth”), pursuant to which the Company originally could from time to time sell up to 530,548 of the Company’s common shares for up to an aggregate of $16.8 million (or such lesser amount as may then be permitted under applicable exchange rules and securities laws and regulations) through at-the-market issuances on Nasdaq or otherwise. Under the equity distribution agreement, the Company was able at its discretion, from time to time, offer and sell common shares through Roth or directly to Roth for resale to the extent permitted under Rule 415 under the Securities Act of 1933, as amended, at such time and at such price as were acceptable to the Company, from time to time, by means of ordinary brokers’ transactions on Nasdaq or otherwise at market prices prevailing at the time of sale or as determined by the Company. The Company has paid Roth a commission, or allowed a discount, of 2.75% of the gross proceeds that the Company received from any sales of common shares under the equity distribution agreement. The Company also agreed to reimburse Roth for certain expenses relating to the at-the-market offering program.

During the year ended November 30, 2018, an aggregate of Nil (2017 – 110,815; 2016 – 147,126) common shares were sold on Nasdaq for gross proceeds of $Nil (2017- $2,541,640; 2016 - $3,469,449), with net proceeds to the Company of $Nil (2017 - $2,468,474; 2016 - $3,368,674), respectively, under the at-the-market offering program. In March 2018, the Company terminated its continuous offering under the prospectus supplement dated July 18, 2017 and prospectus dated July 17, 2017 in respect of its at-the-market program.

The underwriting agreement relating to the October 2018 offering described in Note 10 restricts the Company’s ability to use this equity distribution agreement. It contains a prohibition on the Company: (i) for a period of two years following the date of the underwriting agreement, from directly or indirectly in any at-the-market or continuous equity transaction, offer to sell, or otherwise dispose of shares of capital stock of the Company or any securities convertible into or exercisable or exchangeable for its shares of capital stock or (ii) for a period of five years following the closing, effecting or entering into an agreement to effect any issuance by the Company of common shares or common shares equivalents involving a certain variable rate transactions under an at-the-market offering agreement, whereby the Company may issue securities at a future determined price, except that, on or after the date that is two years after the closing, the Company may enter into an at-the-market offering agreement.

(c)	Direct costs related to the Company’s filing of a base shelf prospectus filed in May 2014 and declared effective in June 2014, direct costs related to the base shelf prospectus filed in May 2017 and certain other on-going costs related to the at the-market facility are recorded as deferred offering costs and are being amortized and recorded as share issuance costs against share offerings. For the year ended November 30, 2017, the Company recorded $137,363 as a financing cost in the statements of operations and comprehensive loss related to the base shelf prospectus filed in May 2014 and expired in July 2017 and to the at-the-market facility. For the year ended November 30, 2018, costs directly related to the at the-market facility of $Nil (2017 - $73,166; 2016 - $100,775) were recorded in share offering costs and $337,887 (2017 - $220,573; 2016 - $258,287) of deferred costs were amortized and recorded in share offering costs related to the at the-market facility and base shelf prospectus. For the year ended November 30, 2018, the Company recorded $174,802 as a financing cost in the statements of operations and comprehensive loss related to the at-the-market offering program filed in November 2013.
(d)	In June 2016, the Company completed an underwritten public offering of 322,981 units of common shares and warrants, at a price of $16.10 per unit, as further described in Note 14. The warrants are currently exercisable, have a term of five years and an exercise price of $19.30 per common share. The Company issued at the initial closing of the offering an aggregate of 322,981 common shares and warrants to purchase an additional 161,490 common shares. The underwriter also purchased at such closing additional warrants at a purchase price of $0.01 per warrant to acquire 24,223 common shares pursuant to the over-allotment option exercised in part by the underwriter. The Company subsequently sold an aggregate of 45,946 additional common shares at the public offering price of $16.10 per share in connection with subsequent partial exercises of the underwriter’s over-allotment option. The closings of these partial exercises brought the total net proceeds from the offering to $5,137,638, after deducting the underwriter’s discount and offering expenses. The warrants are considered to be indexed to the Company’s own stock and are therefore classified as equity under ASC topic 480 Distinguishing Liabilities from Equity. The Company recorded $4,764,777 as the value of common shares under Capital stock and $1,175,190 as the value of the warrants under Additional paid-in-capital in the consolidated statements of shareholders’ equity (deficiency). The Company has disclosed the terms used to value the warrants in Note 14.

The direct costs related to the issuance of these units of common shares and warrants were $802,329 and were recorded as an offset against the statement of shareholders’ equity (deficiency) with $643,593 being recorded under Capital stock and $158,736 being recorded under Additional paid-in-capital.

(e)	In October 2017, the Company completed a registered direct offering of 363,636 common shares at a price of $11.00 per share. The Company also issued to the investors warrants to purchase an aggregate of 181,818 common shares (the “October 2017 Warrants”). The warrants became exercisable six months following the closing date, will expire 30 months after the date they became exercisable, have a term of three years and have an exercise price of $12.50 per common share. The Company also issued to the placement agents warrants to purchase 18,181 common shares at an exercise price of $13.75 per share (the “October 2017 Placement Agent Warrants”). The holders of October 2017 Warrants and October 2017 Placement Agent Warrants are entitled to a cashless exercise under which the number of shares to be issued will be based on the number of shares for which warrants are exercised times the difference between the market price of the common share and the exercise price divided by the market price. The October 2017 Warrants and the October 2017 Placement Agent Warrants are considered to be indexed to the Company’s own stock and are therefore classified as equity under ASC topic 480 Distinguishing Liabilities from Equity.

The Company recorded $3,257,445 as the value of common shares under Capital stock and $742,555 as the value of the October 2017 Warrants under Additional paid-in-capital in the consolidated statements of shareholders’ equity (deficiency). The Company has disclosed the terms used to value the warrants in Note 14.

The direct costs related to the issuance of the common shares, October 2017 Warrants and October 2017 Placement Agent Warrants were $500,492 and were recorded as an offset against the statement of shareholders’ equity (deficiency) with $391,580 being recorded under Capital stock and $108,912 being recorded under Additional paid-in-capital.

(f)	In March 2018, the Company completed two registered direct offerings of an aggregate of 883,333 common shares at a price of $6.00 per share. The Company also issued to the investors warrants to purchase an aggregate of 441,666 common shares (the “March 2018 Warrants”). The warrants became exercisable six months following the closing date, will expire 30 months after the date they became exercisable, and have an exercise price of $6.00 per common share. The Company also issued to the placement agents warrants to purchase 44,166 common shares at an exercise price of $7.50 per share (the “March 2018 Placement Agent Warrants”). The holders of March 2018 Warrants and March 2018 Placement Agent Warrants are entitled to a cashless exercise under which the number of shares to be issued will be based on the number of shares for which warrants are exercised times the difference between the market price of the common share and the exercise price divided by the market price. The March 2018 Warrants and March 2018 Placement Agent Warrants are considered to be indexed to the Company’s own stock and are therefore classified as equity under ASC topic 480 Distinguishing Liabilities from Equity.

The Company recorded $4,184,520 as the value of common shares under Capital stock and $1,115,480 as the value of the March 2018 Warrants under Additional paid-in-capital in the consolidated statements of shareholders’ equity (deficiency). The Company has disclosed the terms used to value the warrants in Note 14.

The direct costs related to the issuance of the common shares and warrants were $831,357 including the cost of warrants issued to the placement agents. These direct costs were recorded as an offset against the statement of shareholders’ equity (deficiency) with $656,383 being recorded under Capital stock and $174,974 being recorded under Additional paid-in-capital.

(g)	In October 2018, the Company completed an underwritten public offering in the United States, resulting in the sale to the public of 827,970 Units at $0.75 per Unit, which are comprised of one common share and one warrant (the “2018 Unit Warrants”) exercisable at $0.75 per share. The Company concurrently sold an additional 1,947,261 common shares and warrants to purchase 2,608,695 common shares exercisable at $0.75 per share (the “2018 Option Warrants’) pursuant to the over-allotment option exercised in part by the underwriter. The price of the common shares issued in connection with exercise of the over-allotment option was $0.74 per share and the price for the warrants issued in connection with the exercise of the over-allotment option was $0.01 per warrant, less in each case the underwriting discount. In addition, the Company issued 16,563,335 pre-funded units (“2018 Pre-Funded Units’), each 2018 Pre-Funded Unit comprising of one pre-funded warrant (a “2018 Pre-Funded Warrant”) to purchase one common share and one warrant (a “2018 Warrant”, and together with the 2018 Unit Warrants and the 2018 Option Warrants, the “2018 Firm Warrants”) to purchase one common share. The 2018 Pre-Funded Units were offered to the public at $0.74 each and a 2018 Pre-Funded Warrant is exercisable at $0.01 per share. Each 2018 Firm Warrant is exercisable immediately and has a term of five years and each 2018 Pre-Funded Warrant is exercisable immediately and until all 2018 Pre-Funded Warrants are exercised. The Company also issued warrants to the placement agents to purchase 1,160,314 common shares at an exercise price of $0.9375 per share (the “October 2018 Placement Agent Warrants”), which were exercisable immediately upon issuance. In aggregate, the Company issued 2,775,231 common shares, 16,563,335 2018 Pre-Funded Warrants and 20,000,000 2018 Firm Warrants in addition to 1,160,314 October 2018 Placement Agent Warrants.

The Company raised $14,344,906 in gross proceeds as part of October 2018 underwritten public offering. The Company recorded $1,808,952 as the value of common shares under Capital stock and $279,086 as the value of the 2018 Firm Warrants and $12,256,868 as the value of the 2018 Pre-Funded Warrants under Additional paid-in-capital in the consolidated statements of shareholders’ equity (deficiency). During the year ended November 30, 2018, 12,153,334 2018 Pre-Funded Warrants were exercised for proceeds of $121,553, and the Company recorded a charge of $4,262,526 from Additional paid in capital to common shares under Capital stock. The Company has disclosed the terms used to value these warrants in Note 14.

As of November 30, 2018, there were 1,030,000 common shares to be issued due to exercise of 2018 Pre-Funded Warrants; no other October 2018 Warrants had been exercised.

The direct costs related to the issuance of the common shares and warrants issued in October 2018 were $2,738,710 including the cost of October 2018 Placement Agent Warrants in the amount of $461,697. These direct costs were recorded as an offset against the statement of shareholders’ equity (deficiency) with $345,363 being recorded under Capital stock and $2,393,347 being recorded under Additional paid-in-capital.